Financial instruments related to commodity contracts - Markets related risks (Details) - Derivative financial instruments related to commodity contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gas & Power activities | Gas & Power
Market related risk
Period of possible future changes in market values	1 day
Historical period analysed in value-at-risk models	2 years
Confidence level (as a percent)	97.50%	97.50%	97.50%
Value at risk	$ 54	$ 92	$ 30
Gas & Power activities | Gas & Power | Maximum
Market related risk
Value at risk	111	119	80
Gas & Power activities | Gas & Power | Minimum
Market related risk
Value at risk	16	15	9
Gas & Power activities | Gas & Power | Average
Market related risk
Value at risk	$ 54	$ 53	$ 28
Crude oil, petroleum products and freight rates activities | Trading & Shipping
Market related risk
Period of possible future changes in market values	1 day
Historical period analysed in value-at-risk models	400 days
Confidence level (as a percent)	97.50%	97.50%	97.50%
Period to exceed value-at-risk loss measure if exposure is unchanged	40 days
Value at risk	$ 28	$ 27	$ 12
Crude oil, petroleum products and freight rates activities | Trading & Shipping | Maximum
Market related risk
Value at risk	74	48	36
Crude oil, petroleum products and freight rates activities | Trading & Shipping | Minimum
Market related risk
Value at risk	17	9	9
Crude oil, petroleum products and freight rates activities | Trading & Shipping | Average
Market related risk
Value at risk	$ 37	$ 22	$ 18